Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:
Computers	$9,060	$43,964
Equipment	634,203	661,051
Office furniture	23,260	14,394
Leasehold improvements	75,841	23,458

	742,364	742,867

Accumulated depreciation:	310,592	341,875

Property and equipment, net	$431,772	$400,992

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 were $88,289, $55,212 and $50,826, respectively.